SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts and note receivable	$ 878,291	$ 686,597
Less: allowance for credit loss	(57,390)	(45,819)
Total	$ 820,901	$ 640,778